PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	$ 25,197,638	$ 7,773,812
Additions	14,526,922	8,808,896
Disposals	(2,486,628)
Depreciation	(1,301,856)	(654,041)
Carrying amount, ending balance	35,936,076	15,928,667
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	21,445,038	6,188,697
Additions	14,445,370	5,884,582
Disposals	(2,392,942)
Depreciation	(941,094)	(256,919)
Carrying amount, ending balance	32,556,372	11,816,360
Right-of- use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	3,752,600	1,585,115
Additions	81,552	2,924,314
Disposals	(93,686)
Depreciation	(360,762)	(397,122)
Carrying amount, ending balance	3,379,704	4,112,307
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	27,795,122
Carrying amount, ending balance	39,401,857	17,740,064
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	22,350,584
Carrying amount, ending balance	35,034,333	12,332,678
Gross carrying amount | Right-of- use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	5,444,538
Carrying amount, ending balance	4,367,524	5,407,386
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(2,597,484)
Carrying amount, ending balance	(3,465,781)	(1,811,397)
Accumulated depreciation, amortisation and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(905,546)
Carrying amount, ending balance	(2,477,961)	(516,318)
Accumulated depreciation, amortisation and impairment | Right-of- use assets
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount, beginning balance	(1,691,938)
Carrying amount, ending balance	$ (987,820)	$ (1,295,079)